SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 921,733	$ 594,163	$ 416,894
Depletion and amortization	(229)	(885)	(266)
Gross profit	534,873	251,270	126,017
Exploration expenses	8,018	13,961	11,781
Other income (expense), net	(17,447)	(1,267)	660
Finance expense	416,085	157,782	54,004
Finance income	9,091	6,103	4,625
Interest expense on loans and debentures	(25,913)	(22,063)	(12,464)
Income/ (Loss) before income taxes	51,873	52,420	38,306
Current tax	138,831	52,971	18,798
Deferred tax	(7,618)	29,720	(12,372)
Income taxes	131,213	82,691	6,426
(Loss) / Profit for the year	(79,340)	(30,271)	31,880
Minosa Mine [Member]
IfrsStatementLineItems [Line Items]
Revenue	230,518	177,692	122,046
Cost of goods sold	(80,847)	(88,999)	(82,893)
Depletion and amortization	(5,002)	(5,873)	(5,325)
Gross profit	144,669	82,820	33,828
General and administrative expenses	(4,302)	(4,383)	(4,543)
Exploration expenses	(1,345)	(1,107)	(289)
Change in estimation for mine closure and restoration
Other income (expense), net	(8,455)	(1,899)	(1,043)
Operating income/(loss)	130,567	75,431	27,953
Finance expense	(4,124)	(5,411)	(4,715)
Finance income	331	180	109
Interest expense on loans and debentures	(1,368)	(1,899)
Income/ (Loss) before income taxes	125,406	68,301	21,236
Current tax	(34,573)	(19,174)	(7,048)
Deferred tax	4,361	(764)	860
Income taxes	(30,212)	(19,938)	(6,188)
(Loss) / Profit for the year	95,194	48,363	15,048
Property, plant and equipment	70,928	62,566	55,362
Total assets	108,077	90,620	58,905
Total liabilities	94,085	94,976	80,902
Purchase of property, plant and equipment	11,720	9,983	6,383
Interest in debt			(2,111)
Apoena Mine [Member]
IfrsStatementLineItems [Line Items]
Revenue	120,389	90,273	83,784
Cost of goods sold	(44,153)	(46,398)	(51,865)
Depletion and amortization	(14,489)	(16,477)	(17,554)
Gross profit	61,747	27,398	14,365
General and administrative expenses	(3,822)	(4,481)	(4,835)
Exploration expenses	(413)	(368)	(238)
Change in estimation for mine closure and restoration	(239)	1,330
Other income (expense), net	(1,751)	317	(24)
Operating income/(loss)	55,522	24,196	9,268
Finance expense	(9,942)	(16,034)	(9,966)
Finance income	669	704	694
Interest expense on loans and debentures	(4,810)	317
Income/ (Loss) before income taxes	41,439	9,183	(4,723)
Current tax	(4,066)	(1,984)	(705)
Deferred tax	(20)	(2,286)	1,040
Income taxes	(4,086)	(4,270)	335
(Loss) / Profit for the year	37,353	4,913	(4,388)
Property, plant and equipment	77,081	62,779	83,095
Total assets	201,519	189,770	186,537
Total liabilities	135,387	139,871	158,389
Purchase of property, plant and equipment	34,652	5,580	17,789
Interest in debt			(4,719)
Aranzazu Mine [Member]
IfrsStatementLineItems [Line Items]
Revenue	246,405	196,787	176,814
Cost of goods sold	(95,140)	(94,198)	(87,168)
Depletion and amortization	(27,690)	(25,538)	(20,391)
Gross profit	123,575	77,051	69,255
General and administrative expenses	(6,785)	(7,143)	(3,860)
Exploration expenses	(3,594)	(4,673)	(6,916)
Change in estimation for mine closure and restoration
Other income (expense), net	(714)	(1,840)	(944)
Operating income/(loss)	112,482	63,395	57,535
Finance expense	(6,041)	(2,077)	(925)
Finance income	235		104
Interest expense on loans and debentures	(2,275)	(1,840)
Income/ (Loss) before income taxes	104,401	59,478	53,843
Current tax	(32,727)	(15,859)	(10,533)
Deferred tax	(8,944)	(15,080)	(234)
Income taxes	(41,671)	(30,939)	(10,767)
(Loss) / Profit for the year	62,730	28,539	43,076
Property, plant and equipment	132,240	127,509	121,445
Total assets	428,473	346,398	286,344
Total liabilities	121,689	102,365	70,846
Purchase of property, plant and equipment	29,209	29,350	24,502
Interest in debt			(2,871)
Almas Mine [Member]
IfrsStatementLineItems [Line Items]
Revenue	195,981	129,411	34,250
Cost of goods sold	(57,232)	(51,451)	(22,135)
Depletion and amortization	(12,508)	(13,959)	(3,546)
Gross profit	126,241	64,001	8,569
General and administrative expenses	(4,484)	(2,808)	(2,084)
Exploration expenses	(1,931)	(1,134)
Change in estimation for mine closure and restoration
Other income (expense), net	(4,869)	74	(1,599)
Operating income/(loss)	114,957	60,133	4,886
Finance expense	(8,577)	(14,357)	(740)
Finance income	4,351	1,936	405
Interest expense on loans and debentures	(14,326)	74
Income/ (Loss) before income taxes	96,405	47,786	1,788
Current tax	(37,314)	(13,010)	(512)
Deferred tax	7,038	(10,393)	9,615
Income taxes	(30,276)	(23,403)	9,103
(Loss) / Profit for the year	66,129	24,383	10,891
Property, plant and equipment	157,034	145,296	145,316
Total assets	325,020	301,453	157,382
Total liabilities	259,374	232,488	109,064
Purchase of property, plant and equipment	23,402	13,865	40,612
Interest in debt			(2,763)
Borborema Mine [Member]
IfrsStatementLineItems [Line Items]
Revenue	108,202
Cost of goods sold	(28,459)
Depletion and amortization	(7,177)
Gross profit	72,566
General and administrative expenses	(2,863)	(849)	(1,086)
Exploration expenses	(440)	(305)
Change in estimation for mine closure and restoration
Other income (expense), net	145	(1)	(25)
Operating income/(loss)	69,408	(1,155)	(1,111)
Finance expense	(15,555)	(14,871)
Finance income	339	1,636	1,065
Interest expense on loans and debentures	(3,134)	(2)
Income/ (Loss) before income taxes	51,058	(14,392)	(45)
Current tax	(22,556)
Deferred tax	5,991
Income taxes	(16,565)
(Loss) / Profit for the year	34,493	(14,392)	(45)
Property, plant and equipment	242,987	184,092	59,557
Total assets	162,565	135,152	194,872
Total liabilities	156,520	151,233	136,961
Purchase of property, plant and equipment	56,682	117,187	2,588
Interest in debt
Serra Grande Mine [Member]
IfrsStatementLineItems [Line Items]
Revenue	20,238
Cost of goods sold	(10,306)
Depletion and amortization	(3,857)
Gross profit	6,075
General and administrative expenses	(224)
Exploration expenses	(134)
Change in estimation for mine closure and restoration	(250)
Other income (expense), net	26
Operating income/(loss)	5,493
Finance expense	669
Finance income
Interest expense on loans and debentures
Income/ (Loss) before income taxes	6,162
Current tax
Deferred tax	(1,753)
Income taxes	(1,753)
(Loss) / Profit for the year	4,409
Property, plant and equipment	141,589
Total assets	196,800
Total liabilities	95,493
Purchase of property, plant and equipment	3,784
Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
Revenue	921,733	594,163	416,894
Cost of goods sold	(316,137)	(281,046)	(244,061)
Depletion and amortization	(70,723)	(61,847)	(46,816)
Gross profit	534,873	251,270	126,017
General and administrative expenses	(22,480)	(19,664)	(16,408)
Exploration expenses	(7,857)	(7,587)	(7,443)
Change in estimation for mine closure and restoration	(489)	1,330
Other income (expense), net	(15,618)	(3,349)	(3,635)
Operating income/(loss)	488,429	222,000	98,531
Finance expense	(43,570)	(52,750)	(16,346)
Finance income	5,925	4,456	2,377
Interest expense on loans and debentures	(25,913)	(3,350)
Income/ (Loss) before income taxes	424,871	170,356	72,098
Current tax	(131,236)	(50,027)	(18,798)
Deferred tax	6,673	(28,523)	11,281
Income taxes	(124,563)	(78,550)	(7,517)
(Loss) / Profit for the year	300,308	91,806	64,582
Property, plant and equipment	821,859	582,242	464,775
Total assets	1,422,454	1,063,393	884,040
Total liabilities	862,548	720,933	556,162
Purchase of property, plant and equipment	159,449	175,965	91,874
Interest in debt			(12,464)
Non Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of goods sold
Depletion and amortization
Gross profit
General and administrative expenses	(27,572)	(13,609)
Exploration expenses	(161)	(6,374)
Change in estimation for mine closure and restoration
Other income (expense), net	(1,829)	2,082
Operating income/(loss)	(29,562)	(17,901)
Finance expense	(346,602)	(103,765)
Finance income	3,166	1,647
Interest expense on loans and debentures		2,083
Income/ (Loss) before income taxes	(372,998)	(117,936)
Current tax	(7,595)	(2,944)
Deferred tax	945	(1,197)
Income taxes	(6,650)	(4,141)
(Loss) / Profit for the year	(379,648)	(122,077)
Property, plant and equipment	123,495	28,542
Total assets	186,542	16,869
Total liabilities	480,711	136,374
Purchase of property, plant and equipment	19,985	4,612
Total [Member]
IfrsStatementLineItems [Line Items]
Revenue	921,733	594,163	416,894
Cost of goods sold	(316,137)	(281,046)	(244,061)
Depletion and amortization	(70,723)	(61,847)	(46,816)
Gross profit	534,873	251,270	126,017
General and administrative expenses	(50,052)	(33,273)	(27,211)
Exploration expenses	(8,018)	(13,961)	(11,781)
Change in estimation for mine closure and restoration	(489)	1,330
Other income (expense), net	(17,447)	(1,267)	660
Operating income/(loss)	458,867	204,099	87,685
Finance expense	(390,172)	(156,515)	(41,540)
Finance income	9,091	6,103	4,625
Interest expense on loans and debentures	(25,913)	(1,267)
Income/ (Loss) before income taxes	51,873	52,420	38,306
Current tax	(138,831)	(52,971)	(18,798)
Deferred tax	7,618	(29,720)	12,372
Income taxes	(131,213)	(82,691)	(6,426)
(Loss) / Profit for the year	(79,340)	(30,271)	31,880
Property, plant and equipment	945,354	610,784	488,733
Total assets	1,608,996	1,080,262	923,824
Total liabilities	1,343,259	857,307	609,022
Purchase of property, plant and equipment	$ 179,434	$ 180,577	96,094
Interest in debt			(12,464)
All other segments [member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of goods sold
Depletion and amortization
Gross profit
General and administrative expenses			(10,803)
Exploration expenses			(4,338)
Other income (expense), net			4,295
Operating income/(loss)			(10,846)
Finance expense			(25,194)
Finance income			2,248
Income/ (Loss) before income taxes			(33,792)
Current tax
Deferred tax			1,091
Income taxes			1,091
(Loss) / Profit for the year			(32,702)
Property, plant and equipment			23,958
Total assets			39,784
Total liabilities			52,860
Purchase of property, plant and equipment			4,220
Interest in debt